Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Current Financial Assets [Abstract]
Schedule of other current financial assets
As at December 31,	2021	2020
Due to Telesat Corporation (Note 35)	$3,649	$—
Security deposits	861	448
Other current financial assets	$4,510	$448